Risk/Return Summary - FidelitySeriesGovernmentMoneyMarketFund-PRO	Apr. 02, 2024
FidelitySeriesGovernmentMoneyMarketFund-PRO | Fidelity Series Government Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Series Government Money Market Fund October 30, 2023 Prospectus